Intangible Assets, Net and Goodwill - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 231,537	$ 223,196
Accumulated Amortization	(154,541)	(130,079)
Net Carrying Value	76,996	93,117
Indefinite-Lived Intangible Assets [Line Items]
Gross Carrying Value	617,219	607,895
Accumulated Amortization	154,541	130,079
Net Carrying Value	462,678	477,816
Trade name and trademarks
Indefinite-Lived Intangible Assets [Line Items]
Trade name and trademarks	385,682	384,699
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	143,083	143,083
Accumulated Amortization	(115,261)	(99,363)
Net Carrying Value	$ 27,822	$ 43,720
Useful life	1 year 9 months 18 days	2 years 9 months 18 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 115,261	$ 99,363
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	66,209	57,436
Accumulated Amortization	(30,448)	(24,763)
Net Carrying Value	$ 35,761	$ 32,673
Useful life	7 years 1 month 6 days	5 years 4 months 24 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 30,448	$ 24,763
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	22,245	22,677
Accumulated Amortization	(8,832)	(5,953)
Net Carrying Value	$ 13,413	$ 16,724
Useful life	7 years	8 years 3 months 18 days
Indefinite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 8,832	$ 5,953